Leases	9 Months Ended
Sep. 30, 2018
Leases [Abstract]
Leases
Leases
Obligations Related to Capital Leases

	As at	As at
	September 30, 2018	December 31, 2017
	$	$
Aframax tankers	153,140	—
Suezmax tankers	143,570	148,908
Total obligations related to capital leases	296,710	148,908
Less: current portion	(15,839)	(7,227)
Long-term obligations related to capital leases	280,871	141,681

In September 2018, the Company completed a $156.6 million sale-leaseback financing transaction with a financial institution relating to six of the Company's Aframax tankers, the Blackcomb Spirit, Emerald Spirit, Garibaldi Spirit, Peak Spirit, Tarbet Spirit and Whistler Spirit.
In July 2017, the Company also completed a $153.0 million sale-leaseback financing transaction with a financial institution relating to four of the Company's Suezmax tankers, the Athens Spirit, Beijing Spirit, Moscow Spirit and Sydney Spirit.
Under these arrangements, the Company transferred the vessels to subsidiaries of the financial institutions (or collectively, the Lessors) and leased the vessels back from the Lessors on bareboat charters ranging from nine to 12-year terms. The Company has the option to purchase each of the four Suezmax tankers at any point between July 2020 and July 2029. The Company also has the option to purchase each of the six Aframax tankers at any point between September 2020 and the end of its respective term and is obligated to purchase the vessels on maturity of the bareboat charters.
The Company understands that these vessels and lease operations are the only assets and operations of the Lessors. The Company operates the vessels during the lease term, and as a result, is considered to be the Lessors' primary beneficiary and therefore the Company consolidates the Lessors for financial reporting purposes.
The liabilities of the Lessors are loans and are non-recourse to the Company. The amounts funded to the Lessors in order to purchase the vessels materially match the funding to be paid by the Company's subsidiaries under these lease-back transactions. As a result, the amounts due by the Company's subsidiaries to the Lessors have been included in obligations related to capital leases as representing the Lessors' loans.
The bareboat charters related to these vessels require that the Company maintain a minimum liquidity (cash, cash equivalents and undrawn committed revolving credit lines with at least six months to maturity) of $35.0 million and at least 5.0% of the Company's consolidated debt and obligations related to capital leases (excluding applicable security deposits reflected in restricted cash - long-term on the Company's consolidated balance sheets).
The Company is required for each of the four Suezmax tankers to maintain a hull coverage ratio of 90% of the total outstanding principal balance during the first three years of the lease period and 100% of the total outstanding principal balance thereafter. In addition, the Company is required for each of the six Aframax tankers to maintain a hull coverage ratio of 75% of the total outstanding principal balance during the first year of the lease period, 78% for the second year, 80% for the following two years and 90% of the total outstanding principal balance thereafter.
Such requirement is assessed annually with reference to vessel valuations compiled by one or more agreed upon third parties. As at September 30, 2018, this ratio for the Suezmax and Aframax tankers was approximately 100% and 89%, respectively (December 31, 2017 - 105% and nil). As at September 30, 2018, the Company was in compliance with all covenants in respect of the obligations related to capital leases.
As at September 30, 2018, the Company's remaining commitments under the 10 capital leases for the Suezmax and Aframax tankers was approximately $445.3 million, including imputed interest of $148.6 million, repayable from 2018 through 2029, as indicated below, excluding the sale-leaseback transaction described in note 20:

Year	Commitment
Remaining 2018	$9,574
2019	$37,954
2020	$38,052
2021	$37,943
2022	$37,936
Thereafter	$283,836